Net finance expense (income) (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Net finance expense (income)
Interest and bank charges	$ 70,693	$ 59,900	$ 148,898	$ 203,390
Interest income	(143,312)	(11,043)	(183,400)	(59,343)
Foreign currency exchange	624,379		596,032
Transaction costs [note 15]			1,040,742	1,860,335
Litigation settlement costs [note 9]	2,813,511		2,813,511	0
Loss (gain) on derivative liabilities [note 15]	34,815	404,444	(3,094,833)	(5,913,484)
Net finance expense (income)	$ 3,400,086	$ 453,301	$ 1,320,950	$ (3,909,102)